OTHER ASSETS (Tables)	12 Months Ended
Dec. 31, 2013
OTHER ASSETS
Schedule of other current assets
	As at December 31,

	2013	2012

Federal, provincial and other sales taxes receivable	$71,053	$36,400

Prepaid expenses	35,396	36,119

Insurance receivable	1,369	6,553

Receivables from employees	780	1,800

Retirement compensation arrangement plan refundable tax receivable	–	4,044

Other	8,395	8,061

	$116,993	$92,977

Schedule of available-for-sale securities

	As at December 31,

	2013	2012

Available-for-sale securities in an unrealized gain position:

Cost (net of impairments)	$30,583	$4,352

Unrealized gains in accumulated other comprehensive loss	11,530	1,902

Estimated fair value	42,113	6,254

Available-for-sale securities in an unrealized loss position:

Cost (net of impairments)	39,933	48,047

Unrealized losses in accumulated other comprehensive loss	(7,465)	(9,582)

Estimated fair value	32,468	38,465

Total estimated fair value of available-for-sale securities	$74,581	$44,719

Schedule of other non-current assets
	As at December 31,

	2013	2012

Deferred financing costs, less accumulated amortization of $11,420 (December 31, 2012 – $8,888)	$12,644	$15,836

Long-term ore in stockpile(i)	46,191	32,711

Other	7,559	7,291

	$66,394	$55,838

Note:

(i)
Due to the ore body structures at the Pinos Altos, Kittila and Meadowbank mines, the Creston Mascota deposit at Pinos Altos and the La India project, a significant amount of drilling and blasting was undertaken early in their mine lives, resulting in long-term ore in stockpile. At December 31, 2013, long-term ore in stockpile was valued at $2.5 million (December 31, 2012 – $4.1 million) at the Pinos Altos mine, $26.7 million (December 31, 2012 – $7.7 million) at the Kittila mine, $7.8 million (December 31, 2012 – $10.2 million) at the Meadowbank mine, $8.2 million (December 31, 2012 – $10.7 million) at the Creston Mascota deposit at Pinos Altos and $1.0 million (December 31, 2012 – nil) at the La India project.